Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax	18.90%
FG Group Holdings Inc [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance		$ 11,535	$ 11,645
Valuation allowance reduction		100
Withholding tax		2,800	2,900
Additional taxable income		900
Gain on deferred tax		11,100
Net operating loss carryforwards		8,800	19,700
Taxable future income		900
Foreign tax credit carryforwards		1,700
Strong Global Entertainment Inc [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance		2,607	$ 1,084
Change in valuation allowance		$ 1,600